Share-Based Compensation (Tables) - Leju Plan	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

	2017	2018
Risk-free rate of return	2.61%	2.96%
Contractual life of option	10 years	10 years
Estimated volatility rate	65.64%	66.34%
Dividend yield	1.00%	1.00%

Summary of option activities

			Weighted
			Average	Aggregate
		Weighted	Remaining	Intrinsic
	Number of	Average	Contractual	Value of
	Options	Exercise Price	Term	Options
		$
Outstanding, as of January 1, 2019	13,776,043	3.34	7.46
Granted	—
Exercised	(48,757)	1.42		20,441
Forfeited	(958,741)	3.54
Outstanding, as of December 31, 2019	12,768,545	3.33	6.46
Vested and expected to vest as of December 31, 2019	12,445,763	3.38	6.41
Exercisable as of December 31, 2019	8,797,788	4.07	5.64

Summary of restricted share activities

Weighted
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
$
Outstanding, as of January 1, 2019	—
Granted	250,000	1.65
Vested	—
Forfeited	—
Outstanding, as of December 31, 2019	250,000	1.65